Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising Costs
Advertising costs	$ 448	$ 429	$ 329
Deferred Cost of Sales
Customer contract commitment period associated with deferred cost of sales promotional items	2 years
Minimum
Marketable Investment Securities
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary	6 months
Length of time an investment has been in a continuous loss position in which the decline in value is considered other-than-temporary	9 months
Property and Equipment
Useful life of property and equipment	1 year
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred	18 months
Maximum
Marketable Investment Securities
Length of time an investment has been in a continuous loss position in which the decline in value is considered as temporary	6 months
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary	9 months
Property and Equipment
Useful life of property and equipment	40 years
Long-Term Deferred Revenue, Distribution and Carriage Payments
Deferred upfront payment, amortization period	10 years
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred	5 years